Debt - Schedule of maturities of long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024 (remaining six months)	$ 12,900
2025	26,913
2026	26,064
2027	27,539
2028	29,563
Thereafter	617,812
Total	740,791	$ 453,608
Deferred finance charges	(15,340)	(14,112)
Total debt, net of deferred finance charges	725,451	$ 439,496
Six months ended June 30, 2025	$ 13,200